INVESTMENTS IN UNCONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN UNCONSOLIDATED ENTITIES
INVESTMENTS IN UNCONSOLIDATED ENTITIES

NOTE 7—INVESTMENTS IN UNCONSOLIDATED ENTITIES

        Our investments in unconsolidated entities, recorded under the equity method of accounting in accordance with guidance in ASC 323, "Investments—Equity Method and Joint Ventures," primarily consists of an ownership interest in Maui Timeshare Venture, LLC, a joint venture to develop and operate a vacation ownership resort in the state of Hawaii. This joint venture was acquired in connection with our acquisition of HVO and was recorded at fair value on the acquisition date. Our equity income from investments in unconsolidated entities, recorded in equity in earnings from unconsolidated entities in the accompanying consolidated statement of income, was $4.9 million for the year ended December 31, 2015.

        The ownership percentage of the Maui Timeshare Venture, LLC investment is 33.0% and ownership percentages of the other investments range from 25.0% to 43.3%. The carrying value of our investments in unconsolidated entities as of December 31, 2015 and 2014 is as follows:

	December 31, 2015	December 31, 2014
Maui Timeshare Venture, LLC	$37,762	$32,919
Other	557	567

Total	$38,319	$33,486